SCHEDULE OF SIGNIFICANT DIGITAL ASSETS HOLDINGS (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Crypto Asset, Holding [Line Items]
Quantity	157,453,325
Crypto assets cost	$ 318,633
Crypto assets fair value	$ 401,963
EDGEAI Tokens [Member]
Crypto Asset, Holding [Line Items]
Quantity	157,453,325
Crypto assets cost	$ 318,633
Crypto assets fair value	$ 401,963